Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Schedule of contributions of the major activities, profitability information and asset information of reportable segments

	Year ended December 31,
	2015			2016			2017
	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,519,435,448	—	178,935,982	2,034,302,643	—	79,446,037	2,031,865,359	—	224,483,600
Chemical products	132,608,551	—	(7,129,784)	98,377,542	—	5,501,907	109,006,620	—	11,166,325

Segment total	2,652,043,999		171,806,198	2,132,680,185		84,947,944	2,140,871,979		235,649,925

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—

Consolidated totals:
Revenues	2,652,043,999	—		2,132,680,185	—		2,140,871,979	—

Revenues ($)							327,641,024	—

Income before income taxes			171,806,198			84,947,944			235,649,925

Income before income taxes ($)									36,064,083

	Year ended December 31,
	2015			2016			2017
	Interest income	Interest expense	Income tax expense	Interest Income	Interest expense	Income tax expense	Interest Income	Interest expense	Income tax expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	12,694,278	100,595,362	43,474,307	4,043,903	52,669,508	17,524,049	4,154,446	66,125,464	56,120,900
Chemical products	—	—	(522,758)	—	—	3,712,937	—	—	2,791,581

Consolidated total	12,694,278	100,595,362	42,951,549	4,043,903	52,669,508	21,236,986	4,154,446	66,125,464	58,912,481

Consolidated total ($)							635,800	10,119,902	9,016,020

	As of and Year ended December 31,
	2015			2016			2017
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,761,400,124	15,225,406	111,309,394	2,871,332,164	—	105,774,948	2,919,052,502	2,631,729	98,816,218
Chemical products	329,189,316	5,521,367	15,066,672	279,306,560	3,592,397	14,798,770	278,172,337	—	16,832,668

Segment totals	3,090,589,440	20,746,773	126,376,066	3,150,638,724	3,592,397	120,573,718	3,197,224,839	2,631,729	115,648,886
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—

Consolidated totals	3,090,589,440	20,746,773	126,376,066	3,150,638,724	3,592,397	120,573,718	3,197,224,839	2,631,729	115,648,886

Consolidated totals ($)							489,306,241	402,762	17,699,013